Shares in group companies (Tables)	12 Months Ended
Dec. 31, 2018
Aegon N.V [member]
Statement [LineItems]
Summary of Shares in Group Companies

	2018	2017
At January 1	23,117	22,219

Capital contributions and acquisitions	97	1,006

Divestments and capital repayments	(23)	(698)

Dividend received	(702)	(120)

Net income/(loss) for the financial year	831	2,511

Revaluations	(1,154)	(1,799)
At December 31	22,168	23,117